SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Revenue Recognition (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregated Revenue Information [Abstract]
Revenue	$ 8,576,832	$ 5,460,003	$ 3,575,887
Receivables and Contractual Liabilities from Contracts with Customers [Abstract]
Trade receivable (included in accounts receivable, net)	2,047,560	463,333
Contractual liabilities	1,943,623	1,690,837
Europe [Member]
Disaggregated Revenue Information [Abstract]
Revenue	4,380,752	4,008,763	2,859,779
America [Member]
Disaggregated Revenue Information [Abstract]
Revenue	3,420,636	734,206	383,718
Asia [Member]
Disaggregated Revenue Information [Abstract]
Revenue	729,868	717,034	332,390
Oceania [Member]
Disaggregated Revenue Information [Abstract]
Revenue	45,576	0	0
Vehicles Sales [Member]
Disaggregated Revenue Information [Abstract]
Revenue	7,287,478	5,037,454	3,224,794
Spare-Parts Sales [Member]
Disaggregated Revenue Information [Abstract]
Revenue	195,350	163,142	257,303
Other Service Income [Member]
Disaggregated Revenue Information [Abstract]
Revenue	$ 1,094,004	$ 259,407	$ 93,790